Capital and other reserves - Schedule of Capital and Other Reserves (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity	SFr 1,231.0	SFr 1,182.8	SFr 1,074.5	SFr 1,026.7	SFr 1,018.7	SFr 969.5
Capital reserves
Disclosure of reserves within equity [line items]
Equity	1,169.7	1,152.9	1,140.8	1,118.6	1,109.6	1,105.1
Share premium
Disclosure of reserves within equity [line items]
Equity	756.9		756.9
Legal reserves
Disclosure of reserves within equity [line items]
Equity	48.3		42.3
Equity transaction costs
Disclosure of reserves within equity [line items]
Equity	(8.7)		(8.7)
Tax impact on equity transaction costs
Disclosure of reserves within equity [line items]
Equity	1.3		1.3
Share-based compensation
Disclosure of reserves within equity [line items]
Equity	372.0		349.1
Other reserves
Disclosure of reserves within equity [line items]
Equity	(4.4)	SFr (4.9)	(9.8)	SFr (3.7)	SFr 0.4	SFr 0.0
Exchange differences
Disclosure of reserves within equity [line items]
Equity	(3.9)		(8.1)
Actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	(0.7)		(2.1)
Taxes on actuarial gains and losses
Disclosure of reserves within equity [line items]
Equity	SFr 0.1		SFr 0.4